Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings (loss) before income taxes	$ (127,452)	$ 314,918	$ (70,213)	$ 382,556
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%	27.00%
Income tax expense (recovery) based on above rates	$ (34,413)	$ 85,028	$ (18,958)	$ 103,290
Non-deductible stock based compensation and other	1,225	1,128	1,795	1,915
Differences in tax rates in foreign jurisdictions	(14,866)	(86,764)	(33,761)	(106,925)
Current period unrecognized temporary differences - impairments	44,796		44,796
Current period unrecognized temporary differences	4,432	1,482	10,516	3,662
Reversal of write down or recognition of prior period temporary differences	(3,932)	(4,098)	(7,256)	(5,651)
Income tax expense (recovery)	$ (2,758)	$ (3,224)	$ (2,868)	$ (3,709)